CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 27,479	$ 17,739
Accounts receivable, net of $3,970 and $2,777, respectively	243,003	93,925
Prepaid expenses	8,839	6,645
Deferred income tax assets	10,147	9,271
Other	4,289	3,534
Total current assets	293,757	131,114
Property and equipment, net	26,862	18,057
Goodwill	498,356	229,234
Identifiable intangible assets, net	263,840	30,206
Other	15,206	2,054
Total Assets	1,098,021	410,665
Current Liabilities:
Current portion of long-term debt	10,000	5,000
Accounts payable	6,810	4,112
Accrued payroll and contract professional pay	59,962	24,948
Deferred compensation	10,000	1,896
Workers’ compensation and medical malpractice loss reserves	10,327	10,401
Current portion of accrued earn-outs	6,563	3,488
Other	15,065	6,564
Total current liabilities	118,727	56,409
Deferred income tax liabilities	23,009	14,856
Long-term debt, net of current portion	416,588	81,750
Accrued earn-outs	1,014	6,368
Other long-term liabilities	5,960	4,539
Total liabilities	565,298	163,922
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock, $0.01 par value, 1,000,000 shares authorized, no shares issued	0	0
Common Stock, $0.01 par value, 75,000,000 shares authorized, 52,960,570 and 37,012,250 issued and outstanding, respectively	530	370
Paid-in capital	471,711	229,377
Retained earnings	61,687	19,034
Accumulated other comprehensive loss	(1,205)	(2,038)
Total stockholders’ equity	532,723	246,743
Total Liabilities and Stockholders’ Equity	$ 1,098,021	$ 410,665